Derivative Financial Instruments - Warrants (Details) - Forge Nano, Inc. - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Derivative Financial Instruments
Beginning balance	313,127	339,299	404,729
Granted	0
Exercised	0	(26,172)	(65,430)
Expired	0
Ending balance	313,127	313,127	339,299